REPURCHASE OF ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 American Depositary Shares [Member] CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member] CNY	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Additional Paid In Capital [Member] CNY
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase					$ 30,000,000
Shares repurchased for full retirement					1,222,600	1,222,600			4,890,400
Value of shares repurchased for full retirement	5,521,130	56,857,774				48,503,352				48,502,683
Repurchase of shares of the Company (in shares)			430,800	173,570	257,230	257,230	1,723,200	694,280	1,028,920
Repurchase of shares of the Company	5,521,130	56,857,774	13,875,553	5,521,130		8,354,423